FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management [Abstract]
Impact of 50 basis point decrease in interest rates on net income (loss)	$ 35	$ 53
Impact of 10 basis point increase in interest rates on net income (loss)	(35)	(53)
Impact of 50 basis point decrease in interest rates on other comprehensive income (loss)	(30)	(60)
Impact of 10 basis point increase in interest rates on other comprehensive income (loss)	$ 30	$ 60